Segmentation of key figures (Details 10) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 48,659	$ 47,445	$ 44,751
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%	6.00%
Sandoz [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)	(1.00%)
Sandoz [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)	(1.00%)
Sandoz [member] | Retail Generics [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 7,244	$ 7,590	7,880
Net sales, change in %	(5.00%)	(4.00%)
Sandoz [member] | Biopharmaceuticals [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,928	$ 1,607	1,436
Net sales, change in %	20.00%	12.00%
Sandoz [member] | Anti Infectives [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 474	$ 534	543
Net sales, change in %	(11.00%)	(2.00%)
Sandoz [member] | Anti Infectives [member] | Anti Infectives sold under Sandoz name [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 694	$ 784	826
Operating segments [member] | Sandoz [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 9,646	$ 9,731	$ 9,859